Classic Value Fund Summary

Class/Ticker: Class A - ETRAX; Class B - ETRBX; Class C -ETRCX

Summary Prospectus

May 19, 2011

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargo.com/advantagefunds. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus"), dated December 1, 2010 as supplemented on December 28, 2010, February 25, 2011 and May 19, 2011, and statement of additional information ("SAI"), dated December 1, 2010 as supplemented on December 3, 2010, December 13, 2010, December 28, 2010, February 25, 2011, April 1, 2011 and May 19, 2011, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 94 and 96 of the Prospectus and "Additional Purchase and Redemption Information" on page 57 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees	0.64%	0.64%	0.64%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.63%	0.63%	0.63%
Total Annual Fund Operating Expenses	1.27%	2.02%	2.02%
Fee Waivers	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver	1.25%	2.00%	2.00%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$695	$703	$303	$203	$203
3 Years	$949	$927	$627	$627	$627
5 Years	$1,226	$1,282	$1,082	$1,082	$1,082
10 Years	$2,015	$2,059	$2,343	$2,059	$2,343

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was $348 million to $275 billion, as of June 28, 2010, and is expected to change frequently. Under normal circumstances, we invest up to 20% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We look for significantly undervalued companies that we believe have the potential for above average capital growth with below average risk. Rigorous fundamental research drives our search for undervalued, high quality companies; which we define as industry leaders with strong balance sheets and superior cash flows. We utilize quantitative screens to narrow the investment universe by assessing companies' financial statement strength and looking for high cash flows and low financial leverage. Through detailed qualitative research we then identify stocks valued below their estimated intrinsic value with hidden opportunities for above-average appreciation. Typical investments include stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock's price nears its intrinsic value appreciation target, the macro environment becomes unfavorable, short-term downside risks increase, the company's fundamentals have deteriorated or we identify a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A shares as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2009	+19.49%
Lowest Quarter: 4th Quarter 2008	--22.80%
Year-to-date total return as of 9/30/2010 is +2.67%

Average Annual Total Returns for the periods ended 12/31/2009 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	1/3/1995	18.84%	-0.84%	2.02%
Class A (after taxes on distributions)	1/3/1995	18.63%	-2.03%	0.84%
Class A (after taxes on distributions and the sale of Fund Shares)	1/3/1995	12.42%	-0.86%	1.34%
Class B (before taxes)	1/3/1995	20.16%	-0.67%	2.10%
Class C (before taxes)	1/3/1995	24.07%	-0.38%	1.87%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		19.69%	-0.25%	2.47%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	James M. Tringas, CFA, CPA, Portfolio Manager / 2010

Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Class A and Class C: $1,000 Class B shares are generally closed to new investment. Minimum Additional Investment All Classes: $100	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

SUPPLEMENT TO THE SUMMARY PROSPECTUSES

OF

  WELLS FARGO ADVANTAGE CLASSIC VALUE FUND (the “Fund”)

The Wells Fargo Funds Trust Board of Trustees (the “Board”) has unanimously approved the reorganization of the Fund into the Wells Fargo Advantage Equity Value Fund (the “Acquiring Fund”). The reorganization was proposed by Wells Fargo Funds Management, LLC, investment adviser to the Wells Fargo Advantage Funds.

The reorganization is subject to the satisfaction of a number of conditions, including approval by the shareholders of the Fund at a special meeting of the shareholders expected to be held in August 2011.  The reorganization is intended to be a tax-free transaction and it is anticipated that no gain or loss will be recognized by shareholders as a result of the reorganization for U.S. federal income tax purposes.  Additionally, Fund shareholders will not incur any sales loads or similar transaction charges as a result of the reorganization.

The reorganization, if it is approved by shareholders and all conditions to the closing are satisfied, is expected to occur in August 2011. Prior to the reorganization, Fund shareholders may continue to purchase and redeem their shares subject to the limitations described in the Fund’s prospectus.

No shareholder action is necessary at this time. Additional information, including a description of the reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of the Fund in a Prospectus/Proxy Statement that is expected to be mailed to shareholders in July 2011. The Prospectus/Proxy Statement will provide information regarding the date, time and location of the shareholder meeting where the reorganization will be considered. Only shareholders of record as of the close of business on May 26, 2011 will receive the Prospectus/Proxy Statement and will be entitled to vote at the meeting or any adjournment(s) thereof.

May 19, 2011                                                                                                                                      4319051/P4319SP

Classic Value Fund Summary

Class/Ticker: Administrator Class - EVTRX

Summary Prospectus

May 19, 2011

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargo.com/advantagefunds. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus"), dated December 1, 2010 as supplemented on December 28, 2010, February 25, 2011 and May 19, 2011, and statement of additional information ("SAI"), dated December 1, 2010 as supplemented on December 3, 2010, December 13, 2010, December 28, 2010, February 25, 2011, April 1, 2011 and May 19, 2011, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.64%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.47%
Total Annual Fund Operating Expenses	1.11%
Fee Waivers	0.11%
Total Annual Fund Operating Expenses After Fee Waiver	1.00%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$102
3 Years	$318
5 Years	$578
10 Years	$1,320

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was $348 million to $275 billion, as of June 28, 2010, and is expected to change frequently. Under normal circumstances, we invest up to 20% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We look for significantly undervalued companies that we believe have the potential for above average capital growth with below average risk. Rigorous fundamental research drives our search for undervalued, high quality companies; which we define as industry leaders with strong balance sheets and superior cash flows. We utilize quantitative screens to narrow the investment universe by assessing companies' financial statement strength and looking for high cash flows and low financial leverage. Through detailed qualitative research we then identify stocks valued below their estimated intrinsic value with hidden opportunities for above-average appreciation. Typical investments include stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock's price nears its intrinsic value appreciation target, the macro environment becomes unfavorable, short-term downside risks increase, the company's fundamentals have deteriorated or we identify a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 2nd Quarter 2009	+19.57%
Lowest Quarter: 4th Quarter 2008	--22.71%
Year-to-date total return as of 9/30/2010 is +2.88%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	8/31/1978	26.33%	0.62%	2.90%
Administrator Class (after taxes on distributions)	8/31/1978	26.06%	-0.65%	1.64%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	8/31/1978	17.35%	0.36%	2.07%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		19.69%	-0.25%	2.47%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	James M. Tringas, CFA, CPA, Portfolio Manager / 2010

Transaction Policies

Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment)

Minimum Additional Investment
Administrator Class: None

Opening an Account
Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

SUPPLEMENT TO THE SUMMARY PROSPECTUSES

OF

  WELLS FARGO ADVANTAGE CLASSIC VALUE FUND (the “Fund”)

The Wells Fargo Funds Trust Board of Trustees (the “Board”) has unanimously approved the reorganization of the Fund into the Wells Fargo Advantage Equity Value Fund (the “Acquiring Fund”). The reorganization was proposed by Wells Fargo Funds Management, LLC, investment adviser to the Wells Fargo Advantage Funds.

The reorganization is subject to the satisfaction of a number of conditions, including approval by the shareholders of the Fund at a special meeting of the shareholders expected to be held in August 2011.  The reorganization is intended to be a tax-free transaction and it is anticipated that no gain or loss will be recognized by shareholders as a result of the reorganization for U.S. federal income tax purposes.  Additionally, Fund shareholders will not incur any sales loads or similar transaction charges as a result of the reorganization.

The reorganization, if it is approved by shareholders and all conditions to the closing are satisfied, is expected to occur in August 2011. Prior to the reorganization, Fund shareholders may continue to purchase and redeem their shares subject to the limitations described in the Fund’s prospectus.

No shareholder action is necessary at this time. Additional information, including a description of the reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of the Fund in a Prospectus/Proxy Statement that is expected to be mailed to shareholders in July 2011. The Prospectus/Proxy Statement will provide information regarding the date, time and location of the shareholder meeting where the reorganization will be considered. Only shareholders of record as of the close of business on May 26, 2011 will receive the Prospectus/Proxy Statement and will be entitled to vote at the meeting or any adjournment(s) thereof.

May 19, 2011                                                                                                                                      4319051/P4319SP

Classic Value Fund Summary

Class/Ticker: Institutional Class - ETRNX

Summary Prospectus

May 19, 2011

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargo.com/advantagefunds. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus"), dated December 1, 2010, as supplemented December 10, 2010, December 28, 2010, February 25, 2011 and May 19, 2011, and statement of additional information ("SAI"), dated December 1, 2010, as supplemented December 3, 2010, December 13, 2010, December 28, 2010, February 25, 2011, April 1, 2011 and May 19, 2011, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.64%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.84%
Fee Waivers	0.09%
Total Annual Fund Operating Expenses After Fee Waiver	0.75%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$77
3 Years	$240
5 Years	$438
10 Years	$1,011

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was $348 million to $275 billion, as of June 28, 2010, and is expected to change frequently. Under normal circumstances, we invest up to 20% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We look for significantly undervalued companies that we believe have the potential for above average capital growth with below average risk. Rigorous fundamental research drives our search for undervalued, high quality companies; which we define as industry leaders with strong balance sheets and superior cash flows. We utilize quantitative screens to narrow the investment universe by assessing companies' financial statement strength and looking for high cash flows and low financial leverage. Through detailed qualitative research we then identify stocks valued below their estimated intrinsic value with hidden opportunities for above-average appreciation. Typical investments include stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock's price nears its intrinsic value appreciation target, the macro environment becomes unfavorable, short-term downside risks increase, the company's fundamentals have deteriorated or we identify a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 2nd Quarter 2009	+19.57%
Lowest Quarter: 4th Quarter 2008	--22.71%
Year-to-date total return as of 9/30/2010 is +2.88%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	7/30/2010	26.33%	0.62%	2.90%
Institutional Class (after taxes on distributions)	7/30/2010	26.06%	-0.65%	1.64%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	17.35%	0.36%	2.07%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		19.69%	-0.25%	2.47%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	James M. Tringas, CFA, CPA, Portfolio Manager / 2010

Transaction Policies

Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Institutional Class: $5 million (certain eligible investors may not be subject to a minimum initial investment)

Minimum Additional Investment
Institutional Class: None

Opening an Account
Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

SUPPLEMENT TO THE SUMMARY PROSPECTUSES

OF

  WELLS FARGO ADVANTAGE CLASSIC VALUE FUND (the “Fund”)

The Wells Fargo Funds Trust Board of Trustees (the “Board”) has unanimously approved the reorganization of the Fund into the Wells Fargo Advantage Equity Value Fund (the “Acquiring Fund”). The reorganization was proposed by Wells Fargo Funds Management, LLC, investment adviser to the Wells Fargo Advantage Funds.

The reorganization is subject to the satisfaction of a number of conditions, including approval by the shareholders of the Fund at a special meeting of the shareholders expected to be held in August 2011.  The reorganization is intended to be a tax-free transaction and it is anticipated that no gain or loss will be recognized by shareholders as a result of the reorganization for U.S. federal income tax purposes.  Additionally, Fund shareholders will not incur any sales loads or similar transaction charges as a result of the reorganization.

The reorganization, if it is approved by shareholders and all conditions to the closing are satisfied, is expected to occur in August 2011. Prior to the reorganization, Fund shareholders may continue to purchase and redeem their shares subject to the limitations described in the Fund’s prospectus.

No shareholder action is necessary at this time. Additional information, including a description of the reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of the Fund in a Prospectus/Proxy Statement that is expected to be mailed to shareholders in July 2011. The Prospectus/Proxy Statement will provide information regarding the date, time and location of the shareholder meeting where the reorganization will be considered. Only shareholders of record as of the close of business on May 26, 2011 will receive the Prospectus/Proxy Statement and will be entitled to vote at the meeting or any adjournment(s) thereof.

May 19, 2011                                                                                                                                      4319051/P4319SP

Classic Value Fund Summary

Class/Ticker: Class R - ETRRX

Summary Prospectus

May 19, 2011

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargo.com/advantagefunds. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus"), dated December 1, 2010 as supplemented on December 28, 2010 and May 19, 2011, and statement of additional information ("SAI"), dated December 1, 2010 as supplemented on December 3, 2010, December 13, 2010, December 28, 2010, February 25, 2011, April 1, 2011 and May 19, 2011, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.64%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.63%
Total Annual Fund Operating Expenses	1.52%
Fee Waivers	0.02%
Total Annual Fund Operating Expenses After Fee Waiver	1.50%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$153
3 Years	$474
5 Years	$823
10 Years	$1,807

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was $348 million to $275 billion, as of June 28, 2010, and is expected to change frequently. Under normal circumstances, we invest up to 20% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We look for significantly undervalued companies that we believe have the potential for above average capital growth with below average risk. Rigorous fundamental research drives our search for undervalued, high quality companies; which we define as industry leaders with strong balance sheets and superior cash flows. We utilize quantitative screens to narrow the investment universe by assessing companies' financial statement strength and looking for high cash flows and low financial leverage. Through detailed qualitative research we then identify stocks valued below their estimated intrinsic value with hidden opportunities for above-average appreciation. Typical investments include stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock's price nears its intrinsic value appreciation target, the macro environment becomes unfavorable, short-term downside risks increase, the company's fundamentals have deteriorated or we identify a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year
Class R

Highest Quarter: 2nd Quarter 2009	+19.36%
Lowest Quarter: 4th Quarter 2008	--22.79%
Year-to-date total return as of 9/30/2010 is +2.53%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R (before taxes)	10/10/2003	25.71%	0.10%	2.38%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		19.69%	-0.25%	2.47%

Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	James M. Tringas, CFA, CPA, Portfolio Manager / 2010

Transaction Policies

Class R shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R shares generally are not available to retail accounts.

For Class R shares, eligible retirement plans of qualifying size generally may open an account and purchase Class R shares by contacting certain broker-dealers and financial institutions that have selling agreements with Wells Fargo Funds Distributor, LLC (WFFD). These entities may impose transaction charges. Additional shares may be purchased through a retirement plan's administrator or record-keeper.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R: Eligible investors are not subject to a minimum initial investment (financial intermediaries may require different minimum investment amounts) Minimum Additional Investment
Class R: None (financial intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account. Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax advisor.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

SUPPLEMENT TO THE SUMMARY PROSPECTUSES

OF

  WELLS FARGO ADVANTAGE CLASSIC VALUE FUND (the “Fund”)

The Wells Fargo Funds Trust Board of Trustees (the “Board”) has unanimously approved the reorganization of the Fund into the Wells Fargo Advantage Equity Value Fund (the “Acquiring Fund”). The reorganization was proposed by Wells Fargo Funds Management, LLC, investment adviser to the Wells Fargo Advantage Funds.

The reorganization is subject to the satisfaction of a number of conditions, including approval by the shareholders of the Fund at a special meeting of the shareholders expected to be held in August 2011.  The reorganization is intended to be a tax-free transaction and it is anticipated that no gain or loss will be recognized by shareholders as a result of the reorganization for U.S. federal income tax purposes.  Additionally, Fund shareholders will not incur any sales loads or similar transaction charges as a result of the reorganization.

The reorganization, if it is approved by shareholders and all conditions to the closing are satisfied, is expected to occur in August 2011. Prior to the reorganization, Fund shareholders may continue to purchase and redeem their shares subject to the limitations described in the Fund’s prospectus.

No shareholder action is necessary at this time. Additional information, including a description of the reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of the Fund in a Prospectus/Proxy Statement that is expected to be mailed to shareholders in July 2011. The Prospectus/Proxy Statement will provide information regarding the date, time and location of the shareholder meeting where the reorganization will be considered. Only shareholders of record as of the close of business on May 26, 2011 will receive the Prospectus/Proxy Statement and will be entitled to vote at the meeting or any adjournment(s) thereof.

May 19, 2011                                                                                                                                      4319051/P4319SP